CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 24,235	$ 24,344
Short-term and restricted bank deposits	2,739	3,401
Short-term marketable securities and accrued interest	7,087	6,778
Trade receivables (net of allowance for doubtful accounts of $2,573 and $790 at December 31, 2016 and 2017, respectively)	22,059	25,448
Other receivables and prepaid expenses	4,693	3,377
Inventories	16,563	16,333
Total current assets	77,376	79,681
LONG-TERM ASSETS:
Long-term marketable securities	20,475	29,540
Long-term restricted bank deposits and accrued interest	4,207	5,407
Deferred tax assets	6,685	11,607
Severance pay funds	20,138	17,820
Total long-term assets	51,505	64,374
PROPERTY AND EQUIPMENT, NET	3,835	3,867
INTANGIBLE ASSETS, NET	2,000	2,832
GOODWILL	36,222	36,222
Total assets	170,938	186,976
CURRENT LIABILITIES:
Current maturities of long-term bank loans	2,519	3,451
Trade payables	5,639	7,710
Other payables and accrued expenses	20,786	18,618
Deferred revenues	16,417	14,951
Total current liabilities	45,361	44,730
LONG-TERM LIABILITIES:
Accrued severance pay	21,228	18,941
Long-term bank loans, net of current maturities	6,237	8,493
Deferred revenues and other liabilities	5,731	6,153
Total long-term liabilities	33,196	33,587
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at December 31, 2016 and 2017; Issued: 55,777,786 and 56,558,952 shares at December 31, 2016 and 2017, respectively; Outstanding: 32,411,296 and 29,443,000 shares at December 31, 2016 and 2017, respectively	93	101
Additional paid-in capital	248,176	243,082
Treasury stock at cost- 23,366,490 and 27,115,952 shares at December 31, 2016 and 2017, respectively	(115,476)	(89,923)
Accumulated other comprehensive loss	(44)	(203)
Accumulated deficit	(40,368)	(44,398)
Total shareholders' equity	92,381	108,659
Total liabilities and shareholders' equity	$ 170,938	$ 186,976